Schedule 1 - Condensed Financial Information of Tata Motors Limited ("Parent Company") on a Standalone Basis - Summary of Long-term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-convertible debentures	₨ 148,107.9	$ 2,272.5	₨ 145,163.4
Buyers credit from banks at floating interest rate	15,000.0	230.1	15,190.7
Senior notes	396,301.9	6,080.6	342,278.1
Loan from banks/financial institution	137,181.5	2,104.8	127,410.4
Others	10,961.2	168.2	6,258.0
Total	720,758.3	11,058.8	646,571.8
Less: current portion	(109,338.9)	(1,677.6)	(40,927.3)
Long-term debt	611,419.4	9,381.2	605,644.5
Tata Motors Limited [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-convertible debentures	80,972.3	1,242.4	70,485.7
Buyers credit from banks at floating interest rate	15,000.0	230.2	15,190.7
Senior notes	48,583.0	745.4	48,263.4
Loan from banks/financial institution	7,478.7	114.8	6,565.1
Others	1,447.3	22.2	1,301.7
Total	153,481.3	2,355.0	141,806.6
Less: current portion	22,022.7	338.0	5,040.1
Long-term debt	₨ 131,458.6	$ 2,017.0	₨ 136,766.5